Goodwill, Intangible and Long-Lived Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	[1]	$ 1,158,346	$ 1,178,687	$ 1,156,005
Acquisitions				19,848
Currency and other adjustments		(15,013)	(20,341)	2,834
Goodwill, Ending Balance	[1]	1,143,333	1,158,346	1,178,687
Paint Stores Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	[1]	285,434	287,300	286,784
Acquisitions				1,885
Currency and other adjustments		(28)	(1,866)	(1,369)
Goodwill, Ending Balance	[1]	285,406	285,434	287,300
Consumer Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	[1]	702,206	703,351	706,292
Currency and other adjustments		(1,135)	(1,145)	(2,941)
Goodwill, Ending Balance	[1]	701,071	702,206	703,351
Global Finishes Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	[1]	161,011	178,298	152,287
Acquisitions				17,963
Currency and other adjustments		(13,801)	(17,287)	8,048
Goodwill, Ending Balance	[1]	147,210	161,011	178,298
Latin America Coating Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	[1]	9,695	9,738	10,642
Currency and other adjustments		(49)	(43)	(904)
Goodwill, Ending Balance	[1]	$ 9,646	$ 9,695	$ 9,738

[1]	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).